Leases - Schedule of Future Aggregate Minimum Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 4,273
2024	4,402
2025	4,534
2026	4,670
2027 and beyond	22,340
Total minimum lease payments	$ 40,219